Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator(1)			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (due to expired cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Commercial Mortgage Pass-Through Certificates
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust (CIK # 0001310124)	X	German American Capital Corporation	19	314,113,226	25.11	1	46,968,518	3.75	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	46,968,518	3.75	0	0.00	0.00	(2)
Total by Issuing Entity			19	314,113,226	25.11	1	46,968,518	3.75	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	46,968,518	3.75	0	0.00	0.00
GE Commercial Mortgage Corporation, Series 2007-C1 Trust (CIK # 0001395290)	X	German American Capital Corporation	34	1,551,253,831	39.24	1	26,180,737	0.78	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	26,180,737	0.78	(3)
Total by Issuing Entity			34	1,551,253,831	39.24	1	26,180,737	0.78	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	26,180,737	0.78
Total by Asset Class			53	1,865,367,057	35.84	2	73,149,255	1.80	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	46,968,518	1.16	1	26,180,737	0.65	(4)

(1)	The dollar amounts and percentages presented in this column are each as of the applicable securitization date.

(2)
The repurchase demand referred to the Nashville Multifamily Portfolio – Crossed Pool, a pool of cross-collateralized and cross-defaulted mortgage loans that represented 3.99% of the outstanding principal balance of the asset pool as of the securitization date.  The repurchase demand was withdrawn pursuant to a settlement.  The mortgage loans at issue were liquidated prior to December 31, 2011.  In the columns entitled “Assets That Were Subject of Demand” and “Demand Withdrawn,” (i) the dollar amount presented is equal to the outstanding principal balance as of the applicable liquidation date, and (ii) the percentage presented is in relation to the outstanding principal balance of the asset pool as of the securitization date.

(3)
The repurchase demand refers to the 1604 Broadway loan, which represented 0.68% of the outstanding principal balance of the asset pool as of the securitization date.  The repurchase demand was rejected.  In the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected,” the dollar amount and percentage presented are as of December 31, 2011.

(4)
In the columns entitled “Assets That Were Subject of Demand,” “Demand Withdrawn” and “Demand Rejected,” the percentages presented are in relation to the total outstanding principal balance of the asset pools as of December 31, 2011.